Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
VIE percentage		100.00%	100.00%
Term loan		10 years	10 years
Revenues from services		¥ 5,719,220	$ 817,838	¥ 5,805,901		¥ 4,895,633
Revenue term		1 year	1 year
Renewal commission revenue		16.50%		2.60%		6.00%	16.50%
Principal revenue		100.00%		100.00%			100.00%
Contract assets		¥ 619,291		¥ 1,008,920			$ 88,557
Amortization of contract asset		5,600		200
Impairment of contract asset (in Dollars) | $
Revenue recognized		9,500		54,000
Allowance for guarantee receivable		252,600		65,800		¥ 3,100
Allowance for credit loss		¥ 148,880		154,925
Lease term		3 years					3 years
Small scale tax payer		3.00%					3.00%
General tax payer		6.00%					6.00%
Surcharge revenue		¥ 536,011		582,524		477,328
Translation, description		Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025, the last business day in the fiscal year 2025	Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025, the last business day in the fiscal year 2025
Cash and cash equivalents		¥ 3,348,126		¥ 3,841,284		5,791,333	$ 478,776
Insurance limit covering deposits at each bank		¥ 500
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		43.00%	43.00%	60.00%	60.00%
Post-origination services [Member]
Summary of Significant Accounting Policies [Line Items]
Performance obligation amount		¥ 29		¥ 3,400
Performance obligation percentage		100.00%		100.00%			100.00%
Network and marketing services [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from services		¥ 600,836		¥ 205,187		120,216
Technical Support services [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from services		246,867		15,142		18,682
Penalty fees [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from services		¥ 1,349		2,825		11,196
Building [Member]
Summary of Significant Accounting Policies [Line Items]
Residual percentage		5.00%					5.00%
Furniture and office equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Residual percentage		5.00%					5.00%
Foreign Currency Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		¥ 3,105,247		3,518,573
Transferred at Point in Time [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from services		3,548,000		3,991,000		3,948,000
Transferred over Time [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from services		¥ 2,171,000		¥ 1,815,000		¥ 948,000
Chongqing Jintong Financing Guarantee Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration	¥ 204,900
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue term		1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue term		5 years	5 years